Taxes (Details) - Schedule of Taxes Reconciles Rate	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Taxes Reconciles Rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%
Effect of PRC preferential tax rate	(10.00%)	(10.00%)
Effect of other un-deductible expenses	(0.10%)	(2.30%)
Effect of other deductible expenses	1.30%	1.90%
Total	16.20%	14.60%